Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 5,420	$ 18,836
Cash flows from investing activities:
Capital expenditures	(16,192)	(20,804)
Proceeds from sale of property, plant and equipment	23	1,968
Net cash used in investing activities	(16,169)	(18,836)
Cash flows from financing activities:
Debt repayments	(1,533)	(1,691)
Equity contribution		38
Change in intercompany indebtedness		0
Net cash used in financing activities	(1,533)	(1,653)
Effect of exchange rate changes on cash	2	(36)
Net increase (decrease) in cash and cash equivalents	(12,280)	(1,689)
Cash and cash equivalents at the beginning of period	78,917	67,697
Cash and cash equivalents at the end of period	66,637	66,008
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities:
Debt repayments
Equity contribution
Change in intercompany indebtedness
Net cash used in financing activities
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at the beginning of period
Cash and cash equivalents at the end of period
Parent Guarantor UCI Holdings Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		(34)
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities:
Debt repayments
Equity contribution		38
Change in intercompany indebtedness
Net cash used in financing activities		38
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents		4
Cash and cash equivalents at the beginning of period	1
Cash and cash equivalents at the end of period	1	4
Issuer UCI International [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(22,514)	(15,194)
Cash flows from investing activities:
Capital expenditures
Proceeds from sale of property, plant and equipment
Net cash used in investing activities
Cash flows from financing activities:
Debt repayments	(1,500)	(1,500)
Equity contribution
Change in intercompany indebtedness		46,694
Net cash used in financing activities	(1,500)	45,194
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	(24,014)	30,000
Cash and cash equivalents at the beginning of period	61,565	16
Cash and cash equivalents at the end of period	37,551	30,016
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	22,658	29,136
Cash flows from investing activities:
Capital expenditures	(14,836)	(17,147)
Proceeds from sale of property, plant and equipment	4	576
Net cash used in investing activities	(14,832)	(16,571)
Cash flows from financing activities:
Debt repayments	(32)	(191)
Equity contribution
Change in intercompany indebtedness	36	(45,667)
Net cash used in financing activities	4	(45,858)
Effect of exchange rate changes on cash
Net increase (decrease) in cash and cash equivalents	7,830	(33,293)
Cash and cash equivalents at the beginning of period	4,921	55,575
Cash and cash equivalents at the end of period	12,751	22,282
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	5,276	4,928
Cash flows from investing activities:
Capital expenditures	(1,356)	(3,657)
Proceeds from sale of property, plant and equipment	19	1,392
Net cash used in investing activities	(1,337)	(2,265)
Cash flows from financing activities:
Debt repayments	(1)
Equity contribution
Change in intercompany indebtedness	(36)	(1,027)
Net cash used in financing activities	(37)	(1,027)
Effect of exchange rate changes on cash	2	(36)
Net increase (decrease) in cash and cash equivalents	3,904	1,600
Cash and cash equivalents at the beginning of period	12,430	12,106
Cash and cash equivalents at the end of period	$ 16,334	$ 13,706